UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04993

Nicholas Limited Edition, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 12/31/2007 Date of Reporting Period: 03/31/2007 Item 1. Schedule of Investments.

	Nicholas Limited Edition, Inc.
	Schedule of Investments (unaudited)
	AS OF: 03/31/07

		VALUE
		------------
COMMON STOCKS - 94.34%
Consumer Discretionary - Auto & Components -- 0.84%
120,000	Amerigon Incorporated *	$ 1,494,000
		------------
	Consumer Discretionary - Consumer
	Durables & Apparel -- 0.36%
25,000	Carter's, Inc. *	633,500
		------------
Consumer Discretionary - Consumer Services -- 2.03%
15,000	Chipotle Mexican Grill, Inc. - Class A *	931,500
50,800	Matthews International Corporation	2,067,560
5,000	Strayer Education, Inc.	625,000
		------------
		3,624,060
		------------
	Consumer Discretionary - Hotels,
	Restaurants & Leisure -- 3.84%
23,750	Applebee's International, Inc.	588,525
17,500	Jack in the Box Inc. *	1,209,775
37,500	P.F. Chang's China Bistro, Inc. *	1,570,500
30,500	Panera Bread Company *	1,801,330
22,500	Shuffle Master, Inc. *	410,625
57,500	Sonic Corp. *	1,281,100
		------------
		6,861,855
		------------
	Consumer Discretionary - Media -- 1.27%
85,000	Radio One, Inc. - Class A *	549,950
65,000	Radio One, Inc. - Class D *	419,900
104,477	Salem Communications Corporation *	1,305,963
		------------
		2,275,813
		------------
	Consumer Discretionary - Retail -- 4.83%
26,000	J.Crew Group, Inc. *	1,044,420
60,000	Monro Muffler Brake, Inc.	2,106,000
95,000	O'Reilly Automotive, Inc. *	3,144,500
17,500	Tractor Supply Company *	901,250
70,000	United Auto Group, Inc.	1,421,000
		------------
		8,617,170
		------------
Consumer Staples - Food, Beverage & Tobacco -- 0.75%
25,000	J.M. Smucker Company (The)	1,333,000
		------------
	Consumer Staples - Household
	& Personal Products -- 0.89%
50,000	WD-40 Company	1,585,500
		------------
	Energy -- 3.46%
70,500	Crosstex Energy, Inc.	2,026,875
26,000	Denbury Resources Inc. *	774,540
20,000	Dril-Quip, Inc. *	865,600
140,400	Exploration Company of Delaware (The) *	1,523,340
40,000	TETRA Technologies, Inc. *	988,400
		------------
		6,178,755
		------------
	Exchange Traded Fund -- 0.11%
2,500	iShares Russell 2000 Growth Index Fund	200,150
		------------
	Financials - Banks -- 4.49%
101,000	Baylake Corp.	1,550,350
55,000	CoBiz Inc.	1,095,050
60,000	FirstMerit Corporation	1,266,600
35,000	PrivateBancorp, Inc.	1,279,600
30,000	Seacoast Banking Corporation of Florida	680,100
50,000	Texas Capital Bancshares, Inc. *	1,025,000
25,000	Wintrust Financial Corporation	1,115,250
		------------
		8,011,950
		------------
	Financials - Diversified -- 5.32%
45,000	A.G. Edwards, Inc.	3,113,100
23,000	Affiliated Managers Group, Inc. *	2,492,050
60,000	Eaton Vance Corp.	2,138,400
75,000	Waddell & Reed Financial, Inc.	1,749,000
		------------

		9,492,550
		------------
	Financials - Insurance -- 7.28%
120,000	Brown & Brown, Inc.	3,246,000
112,500	HCC Insurance Holdings, Inc.	3,465,000
25,500	IPC Holdings, Ltd.	735,675
73,300	National Financial Partners Corporation	3,438,503
53,400	Willis Group Holdings Limited	2,113,572
		------------
		12,998,750
		------------
	Health Care - Equipment -- 7.02%
7,197	Cooper Companies, Inc. (The)	349,918
50,000	DexCom, Inc. *	393,000
75,000	ev3 Inc. *	1,477,500
5,000	ICU Medical, Inc. *	196,000
27,500	IDEXX Laboratories, Inc. *	2,409,825
19,700	Meridian Bioscience, Inc.	546,872
50,000	Micrus Endovascular Corporation *	1,192,000
55,000	NuVasive, Inc. *	1,306,250
74,000	Respironics, Inc. *	3,107,260
70,000	Wright Medical Group, Inc. *	1,560,300
		------------
		12,538,925
		------------
Health Care - Pharmaceuticals & Biotechnology -- 4.95%
49,000	Charles River Laboratories International, Inc. *	2,266,740
40,000	Kendle International Inc. *	1,420,800
50,000	Medicis Pharmaceutical Corporation	1,541,000
45,000	PAREXEL International Corporation *	1,618,650
35,000	Techne Corporation *	1,998,500
		------------
		8,845,690
		------------
	Health Care - Services -- 7.21%
80,000	AmSurg Corp. *	1,959,200
62,500	DaVita, Inc. *	3,332,500
51,000	Dialysis Corporation of America *	644,130
31,200	MWI Veterinary Supply, Inc. *	1,029,600
87,000	United Surgical Partners International, Inc. *	2,680,470
89,000	VCA Antech, Inc. *	3,231,590
		------------
		12,877,490
		------------
	Industrials - Capital Goods -- 5.89%
10,000	Basin Water, Inc. *	68,700
35,000	Ceradyne, Inc. *	1,915,900
62,118	DRS Technologies, Inc.	3,240,696
52,650	Graco Inc.	2,061,774
55,000	MSC Industrial Direct Co., Inc. - Class A	2,567,400
25,000	Sun Hydraulics Corporation	668,250
		------------
		10,522,720
		------------
Industrials - Commerical Services & Supplies -- 10.00%
35,500	Advisory Board Company (The) *	1,797,010
75,000	Brady Corporation	2,340,000
45,000	Copart, Inc. *	1,260,450
57,500	CRA International, Inc. *	3,000,350
52,500	G&K Services, Inc.	1,904,700
25,000	Huron Consulting Group Inc. *	1,521,000
75,000	Mobile Mini, Inc. *	2,008,500
90,000	Navigant Consulting, Inc. *	1,778,400
27,500	Stericycle, Inc. *	2,241,250
		------------
		17,851,660
		------------
	Industrials - Transportation -- 0.94%
94,250	Knight Transportation, Inc.	1,679,535
		------------
Information Technology - Hardware & Equipment -- 9.51%
90,000	ADC Telecommunications, Inc. *	1,506,600
35,000	Andrew Corporation *	370,650
50,000	Daktronics, Inc.	1,372,000
1,900	Dolby Laboratories, Inc. *	65,569
17,300	DTS, Inc. *	419,179
140,000	Emulex Corporation *	2,560,600
90,000	FLIR Systems, Inc. *	3,210,300
75,000	Packeteer, Inc. *	931,500
63,000	Plexus Corp. *	1,080,450
20,000	Rofin-Sinar Technologies Inc. *	1,183,600
65,000	ScanSource, Inc. *	1,744,600
29,000	TESSCO Technologies Incorporated *	788,510
125,000	Vishay Intertechnology, Inc. *	1,747,500

------------
16,981,058
------------
Information Technology - Semiconductors
& Semiconductor Equipment -- 1.02%
170,000	Entegris, Inc. *	1,819,000
------------
Information Technology - Software & Services -- 9.46%
67,500	Business Objects S.A.	*	2,442,825
50,000	FactSet Research Systems Inc.	3,142,500
65,900	Heartland Payment Systems, Inc.	1,557,876
60,000	Hyperion Solutions Corporation *	3,109,800
47,500	MICROS Systems, Inc.	*	2,564,525
65,000	Websense, Inc. *	1,494,350
85,000	Wright Express Corporation *	2,578,050
------------
16,889,926
------------
Materials -- 1.52%
40,500	AptarGroup, Inc.	2,710,665
------------
Telecommunication Services -- 1.35%
92,500	Asia Satellite Telecommunications Holdings Limited	2,108,075
15,000	Clearwire Corporation	*	307,050
------------
2,415,125
------------
TOTAL Common Stocks	(COST: $	118,978,554)	168,438,847
------------

SHORT-TERM INVESTMENTS - 5.70%
Commercial Paper - 4.71%
$1,975,000	General Mills, Inc. 04/02/07, 5.30%	1,975,000
275,000	Verizon Communications Inc. 04/04/07, 5.31%	274,919
975,000	Coca-Cola Enterprises Inc. 04/05/07, 5.26%	974,573
1,000,000	Fortune Brands, Inc. 04/10/07, 5.30%	998,822
426,000	Fortune Brands, Inc. 04/11/07, 5.30%	425,436
725,000	Verizon Communications Inc. 04/11/07, 5.31%	724,037
500,000	Fiserv, Inc. 04/13/07, 5.32%	499,187
965,000	John Deere Capital Corporation 04/13/07, 5.26%	963,449
645,000	Fortune Brands, Inc. 04/17/07, 5.30%	643,576
925,000	General Mills, Inc. 04/24/07, 5.30%	922,004
------------
8,401,003
------------
Variable Rate Security - 0.99%
1,770,634	Wisconsin Corporate Central
Credit Union 04/02/07, 4.99%	1,770,634
------------

TOTAL Short-term Investments (COST: $ 10,171,637)	10,171,637
------------

TOTAL SECURITY HOLDINGS - 100.04%	178,610,484
LIABILITIES, NET OF OTHER ASSETS	( - 0.04)%	(63,131)
------------
TOTAL NET ASSETS	$178,547,353
------------
------------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of March 31, 2007, investment cost for federal tax purposes was $129,151,508 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$52,741,804
Unrealized depreciation	(3,282,828)
-----------
Net unrealized appreciation	$49,458,976
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc. By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer

Date: 05/29/2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 05/29/2007 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 05/29/2007